Expense Example, No Redemption {- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Value Fund AMCIZ PRO-11 - Fidelity Small Cap Value Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Small Cap Value Fund: Class A
Expense Example, No Redemption:
1 Year	$ 692
3 Years	940
5 Years	1,207
10 Years	1,967
Fidelity Advisor Small Cap Value Fund: Class M
Expense Example, No Redemption:
1 Year	493
3 Years	796
5 Years	1,120
10 Years	2,035
Fidelity Advisor Small Cap Value Fund: Class C
Expense Example, No Redemption:
1 Year	203
3 Years	627
5 Years	1,078
10 Years	2,327
Fidelity Advisor Small Cap Value Fund: Class I
Expense Example, No Redemption:
1 Year	97
3 Years	303
5 Years	525
10 Years	1,166
Fidelity Advisor Small Cap Value Fund: Class Z
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002